Fees and Expenses - Putnam Floating Rate Income Fund	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 20 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page 17 of the fund’s statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Putnam funds
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	2.25%	1.00%[1]
Class C	None	1.00%[2]
Class R	None	None
Class R6	None	None
Class Y	None	None
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses
Class A	0.55%	0.25%	0.20%	1.00%
Class C	0.55%	1.00%	0.20%	1.75%
Class R	0.55%	0.50%	0.20%	1.25%
Class R6	0.55%	None	0.14%	0.69%
Class Y	0.55%	None	0.20%	0.75%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example, With Redemption [Table]
Share class	1 year	3 years	5 years	10 years
Class A	$325	$536	$765	$1,422
Class C	$278	$551	$949	$1,864
Class C (no redemption)	$178	$551	$949	$1,864
Class R	$127	$397	$686	$1,511
Class R6	$70	$221	$384	$859
Class Y	$77	$240	$417	$930

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 37%.

Portfolio Turnover, Rate	37.00%